Average Annual Total Returns (Vanguard Consumer Discretionary Index Fund ETF)	Vanguard Consumer Discretionary Index Fund Vanguard Consumer Discretionary Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard Consumer Discretionary Index Fund Vanguard Consumer Discretionary Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Consumer Discretionary Index Fund Vanguard Consumer Discretionary Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Based on Market Value Vanguard Consumer Discretionary Index Fund Vanguard Consumer Discretionary Index Fund - ETF Shares 9/1/2013 - 8/31/2014	MSCI US IMI Consumer Discretionary Vanguard Consumer Discretionary Index Fund Vanguard Consumer Discretionary Index Fund - ETF Shares 9/1/2013 - 8/31/2014	MSCI US IMI Consumer Discretionary 25 50 Vanguard Consumer Discretionary Index Fund Vanguard Consumer Discretionary Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Spliced US IMI Consumer Discretionary 25 50 Vanguard Consumer Discretionary Index Fund Vanguard Consumer Discretionary Index Fund - ETF Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	43.57%	43.28%	24.89%	43.68%	43.75%	43.75%	43.75%
Five Years	28.86%	28.62%	24.11%	28.85%	29.05%	none	29.05%
Since Inception	9.26%	9.07%	7.59%	9.26%	9.41%		9.41%